Income Taxes, Additional Disclosures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Abstract]
Range of potential change in unrecognized tax benefits due to closure of state income tax audits and expiration of statutes of limitations within the next year	$ 9.7
Net accrued interest and penalties, total	15.6	19.3
Accrued interest and penalties related to unrecognized income tax benefits	$ (2.6)	$ 3.0	$ 2.1
Federal
Income Tax Disclosure [Abstract]
Open tax years by major tax jurisdiction	The TDS consolidated group remains subject to federal income tax audits for the tax years after 2007.
State
Income Tax Disclosure [Abstract]
Open tax years by major tax jurisdiction	With only a few exceptions, TDS is no longer subject to state income tax audits for years prior to 2007.